SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
SHARE CAPITAL [Abstract]
SHARE CAPITAL
9.	SHARE CAPITAL

Common Shares

Authorized:
The authorized capital of the Company consists of an unlimited number of common shares without par value.

Issued:

During the year ended December 31, 2022:
a)	On January 1, 2022, the Company issued 2,500,000 common shares pursuant to the settlement of US$100,000 convertible debt, the shares were fair valued at $125,000.
b)	On January 20, 2022, the Company issued 5,000,000 common shares pursuant to the settlement of US$200,000 convertible debt, the shares were fair valued at $250,000.
c)	On February 15, 2022, the Company issued 7,625,000 common shares pursuant to the settlement of US$305,000 convertible debt, the shares were fair valued at $343,125.
d)	On May 4, 2022, the Company issued 337,500 common shares pursuant to the settlement of US$13,500 convertible debt, the shares were fair valued at $11,813.
e)	On May 9, 2022, the Company issued 9,850,000 common shares pursuant to the settlement of US$394,000 convertible debt, the shares were fair valued at $270,875.
f)	On May 13, 2022, the Company issued 1,000,000 common shares in lieu of consulting fees, the shares were fair valued at $30,000.
g)	On June 30, 2022, the Company issued 250,000 common shares in lieu of consulting fees, the shares were fair valued at $5,000.
h)	On June 30, 2022, the Company issued 13,473,358 common shares pursuant to the Asset Acquisition, the shares were fair valued at $269,467.

During the year ended December 31, 2021:
a)	On January 7, 2021, the Company issued 1,975,822 common shares pursuant to the settlement of US$118,549 convertible debt, the shares were fair valued at $316,133.
b)	On January 13, 2021, the Company issued 2,756,250 common shares pursuant to the settlement of US$220,500 convertible debt, the shares were fair valued at $468,563.
c)	On January 15, 2021, Company issued 175,000 incentive shares pursuant to the issuance of a convertible note of US$175,000.
d)	On February 2, 2021, the Company issued 2,756,250 common shares pursuant to the settlement of US$165,375 convertible debt, the shares were fair valued at $385,875.
e)	On February 17, 2021, the Company issued 1,378,125 common shares pursuant to the settlement of US$82,688 convertible debt, the shares were fair valued at $323,859.
f)	On March 15, 2021, the Company issued 300,000 incentive shares pursuant to the issuance of a convertible note of US$367,500.
g)	On May 20, 2021, the Company issued 5,053,125 common shares pursuant to the settlement of US$303,188 convertible debt, the shares were fair valued at $682,172.
h)	On June 2, 2021, the Company issued 833,333 common shares in lieu of fees to a consultant of the Company. The shares were fair valued at $91,667.
i)
On September 15, 2021, the Company issued 13,777,778 common shares as part of the Trucking Acquisition, the shares were fair valued at $1,611,020. The Company also issued 500,000 incentive shares pursuant to the issuance of a convertible note.

j)	On September 22, 2021, the Company issued 2,670,925 common shares pursuant to the settlement of US $184,000 convertible debt, the shares were fair valued at $280,447
k)	On September 30, 2021, the Company issued 13,000,000 common shares in lieu of fees to directors and officers of the Company, the shares were fair valued at $1,430,000.
l)	On November 15, 2021, the Company issued 1,922,707 common shares pursuant to the settlement of US$100,000 convertible debt, the shares were fair valued at $182,657.
m)	On December 7, 2021, the Company issued 2,528,448 common shares pursuant to the settlement of US$100,000 convertible debt, the shares were fair valued at $189,634.
n)	On December 29, 2021, the Company issued 2,500,000 common shares pursuant to the settlement of US$100,000 convertible debt, the shares were fair valued at $137,500.
o)	The Company issued 657,000 shares pursuant to the exercise of 657,000 warrants for gross proceeds of $98,550.
p)	The Company issued 100,000 shares pursuant to the exercise of 100,000 stock options for gross proceeds of $9,000.

Stock Options

The Company has adopted an incentive stock option plan, which enables the Board of Directors of the Company from time to time, at its discretion, and in accordance with the CSE requirements to, grant to directors, officers, employees and consultants to the Company, non-transferable stock options to purchase common shares, provided that the number of common shares reserved for issuance will not exceed 20% of the Company’s issued and outstanding common shares. Each stock option permits the holder to purchase one share at the stated exercise price. The options vest at the discretion of the Board of Directors.

The following is a summary of the Company’s stock option activity:
	Number of Options #	Weighted Average Exercise Price $

Balance, December 31, 2020	9,800,000	0.15
Granted	2,500,000	0.14
Exercised	(100,000)	0.09
Cancelled	(1,025,000)	0.16

Balance, December 31, 2021	11,175,000	0.15
Granted	1,500,000	0.05
Expired	(700,000)	0.18

Balance, December 31, 2022	11,975,000	0.13

Pursuant to the exercise of stock options the Company reallocated $nil (2021 - $6,965) of contributed surplus to share capital.
As at December 31, 2022 the following options were outstanding and exercisable:

Expiry Date	Exercise price $	Remaining life (years)	Options outstanding
January 21, 2023	0.32	0.31	450,000
May 1, 2023	0.24	0.58	500,000
August 15, 2023	0.21	0.87	300,000
August 31, 2023	0.27	0.92	200,000
November 22, 2023	0.26	1.15	100,000
December 13, 2023	0.25	1.20	750,000
May 2, 2024	0.27	1.59	150,000
May 17, 2024	0.245	1.66	200,000
June 17, 2024	0.245	1.72	300,000
May 6, 2025	0.09	2.67	2,475,000
June 1, 2025	0.14	2.60	250,000
July 22, 2025	0.09	2.81	200,000
November 12, 2025	0.075	3.12	2,100,000
January 22, 2026	0.145	3.32	2,000,000
June 2, 2026	0.12	3.67	500,000
May 6, 2027	0.05	4.60	1,500,000
			11,975,000

Warrants

The following is a summary of the Company’s warrant activity:
	Number of Options #	Weighted Average Exercise Price $

Balance, December 31, 2020	1,884,477	0.15
Exercised	(657,000)	0.15
Expired	(1,227,477)	0.15

Balance, December 31, 2021 and December 31, 2022	-	0.15